Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Subsequent to December 31, 2019, Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd. and Korea Hydro & Nuclear Power Co., Ltd. issued a foreign bond and corporate bonds for funding debt repayment, facility investments, and operations as follows:

Company	Type	Issue date	Maturity	Interest rate	Amount
	In millions of won and thousands of foreign currencies
Korea South-East Power Co., Ltd.	Foreign bond	2020.02.03	2025.02.03	2.13%	USD 300,000

Korea Midland Power Co., Ltd.	#54-1 non-guaranteed corporate bond	2020.02.25	2040.02.25	1.53%	KRW 50,000

	#54-2 non-guaranteed corporate bond	2020.02.25	2050.02.25	1.53%	KRW 120,000

	#55 non-guaranteed corporate bond	2020.03.18	2040.03.18	1.59%	KRW 80,000

Korea Hydro & Nuclear Power Co., Ltd.	#55-1 non-guaranteed corporate bond	2020.04.02	2040.04.02	1.80%	KRW 50,000

	#55-2 non-guaranteed corporate bond	2020.04.02	2050.04.02	1.80%	KRW 50,000

Subsequent to December 31, 2019, Korea Western Power Co., Ltd. borrowed foreign short-term borrowings for funding operations. Details of the foreign short-term borrowings are as follows:

Company	Type	Issue date	Maturity	Interest rate	Amount
	Thousands of foreign currencies
Korea Western Power Co., Ltd.	Foreign short-term borrowings	2020.02.06	2020.05.06	1.97%	USD 24,658
	Foreign short-term borrowings	2020.02.26	2020.05.26	1.86%	USD 7,329